Share-based awards (Details 3) SFr / shares in Units, shares in Millions, SFr in Millions	6 Months Ended
Jun. 30, 2016 CHF (SFr) SFr / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 1,538
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	In 6M16, the Bank granted 21.3 million performance shares at a weighted-average share price of CHF 18.62. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share award, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss in which the employee worked as of December 31, 2015, or a negative return on equity (ROE) of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions.
Vesting period	3 years
Total estimated unrecognized compensation expense | SFr	SFr 306
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share) | SFr / shares	SFr 18.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	55.3
Granted (in shares)	21.3
Settled (in shares)	(26.1)
Forfeited (in shares)	(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	49.6
of which vested (in shares)	3.0
of which unvested (in shares)	46.6
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	In 6M16, the Bank granted 33.1 million shares at a weighted-average share price of CHF 18.21. Each share award granted entitles the holder of the award to receive one Group share and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date.
Vesting period	3 years
Total estimated unrecognized compensation expense | SFr	SFr 697
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share) | SFr / shares	SFr 18.21
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	78.9
Granted (in shares)	33.1
Settled (in shares)	(34.8)
Forfeited (in shares)	(6.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	70.8
of which vested (in shares)	4.9
of which unvested (in shares)	65.9
Stock compensation plan | Contingent Capital share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense | SFr	SFr 58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.0
Granted (in shares)	15.4
Settled (in shares)	(2.5)
Forfeited (in shares)	0.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	12.9
of which vested (in shares)	0.3
of which unvested (in shares)	12.6